UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-19261

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP

VALUE FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	33,700	$1,553,907
Darden Restaurants Inc.	4,300	199,692
Royal Caribbean Cruises Ltd.	6,600	310,200	*
Wyndham Worldwide Corp.	15,600	467,376

Total Hotels, Restaurants & Leisure		2,531,175

Household Durables - 0.5%
Lennar Corp., Class A Shares	3,800	71,250
Mohawk Industries Inc.	3,000	170,280	*
Toll Brothers Inc.	4,900	93,100	*
Tupperware Brands Corp.	1,800	85,806
Whirlpool Corp.	2,700	239,841

Total Household Durables		660,277

Leisure Equipment & Products - 0.4%
Hasbro Inc.	6,600	311,388
Mattel Inc.	9,000	228,870

Total Leisure Equipment & Products		540,258

Media - 4.6%
CBS Corp., Class B Shares	52,300	996,315
Comcast Corp., Class A Shares	84,600	1,858,662
News Corp., Class A Shares	66,400	966,784
Time Warner Inc.	45,900	1,476,603
Viacom Inc., Class B Shares	29,300	1,160,573

Total Media		6,458,937

Multiline Retail - 1.9%
J.C. Penney Co. Inc.	5,100	164,781
Kohl’s Corp.	7,400	402,116	*
Macy’s Inc.	25,400	642,620
Target Corp.	24,000	1,443,120

Total Multiline Retail		2,652,637

Specialty Retail - 1.2%
AutoZone Inc.	1,100	299,849	*
Gap Inc.	21,000	464,940
Ross Stores Inc.	3,700	234,025
Signet Jewelers Ltd.	2,100	91,140	*
TJX Cos. Inc.	13,200	585,948

Total Specialty Retail		1,675,902

Textiles, Apparel & Luxury Goods - 0.2%
V.F. Corp.	3,800	327,484

TOTAL CONSUMER DISCRETIONARY		14,846,670

CONSUMER STAPLES - 12.2%
Beverages - 0.3%
Constellation Brands Inc., Class A Shares	6,800	150,620	*
Molson Coors Brewing Co., Class B Shares	4,500	225,855

Total Beverages		376,475

Food & Staples Retailing - 5.0%
CVS Caremark Corp.	34,100	1,185,657
Kroger Co.	15,500	346,580
Safeway Inc.	9,400	211,406
Sysco Corp.	12,600	370,440
Wal-Mart Stores Inc.	76,300	4,114,859
Walgreen Co.	19,900	775,304

Total Food & Staples Retailing		7,004,246

Food Products - 2.6%
Archer-Daniels-Midland Co.	15,500	466,240
Campbell Soup Co.	12,900	448,275
ConAgra Foods Inc.	14,700	331,926
Corn Products International Inc.	2,800	128,800
General Mills Inc.	17,000	605,030
Hormel Foods Corp.	4,100	210,166

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
J.M. Smucker Co.	3,600	$236,340
Kellogg Co.	8,200	418,856
Ralcorp Holdings Inc.	1,300	84,513	*
Sara Lee Corp.	26,500	464,015
Smithfield Foods Inc.	3,600	74,268	*
Tyson Foods Inc., Class A Shares	13,600	234,192

Total Food Products		3,702,621

Household Products - 1.0%
Clorox Co.	6,500	411,320
Energizer Holdings Inc.	1,700	123,930	*
Kimberly-Clark Corp.	14,500	914,080

Total Household Products		1,449,330

Personal Products - 0.1%
Herbalife Ltd.	1,900	129,903

Tobacco - 3.2%
Altria Group Inc.	44,700	1,100,514
Lorillard Inc.	5,100	418,506
Philip Morris International Inc.	38,900	2,276,817
Reynolds American Inc.	18,600	606,732

Total Tobacco		4,402,569

TOTAL CONSUMER STAPLES		17,065,144

ENERGY - 10.6%
Energy Equipment & Services - 1.2%
Helmerich & Payne Inc.	4,900	237,552
Nabors Industries Ltd.	6,100	143,106	*
National-Oilwell Varco Inc.	10,200	685,950
Patterson-UTI Energy Inc.	3,300	71,115
Pride International Inc.	3,800	125,400	*
Weatherford International Ltd.	17,900	408,120	*

Total Energy Equipment & Services		1,671,243

Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	61,000	5,566,250
ConocoPhillips	48,700	3,316,470
Devon Energy Corp.	9,300	730,143
El Paso Corp.	62,400	858,624
Hess Corp.	7,900	604,666
Marathon Oil Corp.	17,200	636,916
Newfield Exploration Co.	2,900	209,119	*
Southern Union Co.	5,000	120,350
Sunoco Inc.	3,600	145,116
Valero Energy Corp.	13,700	316,744
Williams Cos. Inc.	25,200	622,944

Total Oil, Gas & Consumable Fuels		13,127,342

TOTAL ENERGY		14,798,585

EXCHANGE TRADED FUNDS - 1.0%
iShares Trust - iShares Russell 1000 Value Index Fund	21,500	1,394,705

FINANCIALS - 20.3%
Capital Markets - 2.5%
Ameriprise Financial Inc.	6,100	351,055
Bank of New York Mellon Corp.	29,400	887,880
Goldman Sachs Group Inc.	11,000	1,849,760
Raymond James Financial Inc.	5,200	170,040
State Street Corp.	5,800	268,772

Total Capital Markets		3,527,507

Commercial Banks - 3.9%
BOK Financial Corp.	1,700	90,780
City National Corp.	1,300	79,768
Fifth Third Bancorp	39,500	579,860
KeyCorp	18,900	167,265
M&T Bank Corp.	2,000	174,100
U.S. Bancorp	41,200	1,111,164

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Wells Fargo & Co.	106,200	$3,291,138

Total Commercial Banks		5,494,075

Consumer Finance - 1.3%
American Express Co.	25,800	1,107,336
Capital One Financial Corp.	11,100	472,416
SLM Corp.	19,500	245,505	*

Total Consumer Finance		1,825,257

Diversified Financial Services - 4.1%
JPMorgan Chase & Co.	116,400	4,937,688
Leucadia National Corp.	5,200	151,736
Nasdaq OMX Group Inc.	4,900	116,179	*
NYSE Euronext	6,300	188,874
Principal Financial Group Inc.	7,800	253,968

Total Diversified Financial Services		5,648,445

Insurance - 8.5%
ACE Ltd.	8,200	510,450
AFLAC Inc.	18,700	1,055,241
Alleghany Corp.	200	61,274	*
Allied World Assurance Co. Holdings Ltd.	1,200	71,328
Allstate Corp.	31,600	1,007,408
American Financial Group Inc.	7,000	226,030
Arch Capital Group Ltd.	3,800	334,590	*
Assurant Inc.	6,600	254,232
Axis Capital Holdings Ltd.	8,100	290,628
Chubb Corp.	20,200	1,204,728
Cincinnati Financial Corp.	6,200	196,478
Everest Re Group Ltd.	1,400	118,748
HCC Insurance Holdings Inc.	4,300	124,442
Loews Corp.	28,500	1,108,935
Markel Corp.	500	189,065	*
Progressive Corp.	39,100	776,917
Prudential Financial Inc.	11,300	663,423
Reinsurance Group of America Inc.	2,700	145,017
RenaissanceRe Holdings Ltd.	3,700	235,653
Torchmark Corp.	5,100	304,674
Transatlantic Holdings Inc.	4,100	211,642
Travelers Cos. Inc.	24,500	1,364,895
Unum Group	31,400	760,508
Validus Holdings Ltd.	2,400	73,464
W.R. Berkley Corp.	5,600	153,328
White Mountains Insurance Group Ltd.	700	234,920
XL Group PLC	11,000	240,020

Total Insurance		11,918,038

TOTAL FINANCIALS		28,413,322

HEALTH CARE - 11.9%
Biotechnology - 1.3%
Amgen Inc.	23,100	1,268,190	*
Biogen Idec Inc.	5,900	395,595	*
Cephalon Inc.	1,800	111,096	*

Total Biotechnology		1,774,881

Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	5,900	498,668
St. Jude Medical Inc.	8,000	342,000	*
Thermo Fisher Scientific Inc.	8,500	470,560	*
Zimmer Holdings Inc.	10,300	552,904	*

Total Health Care Equipment & Supplies		1,864,132

Health Care Providers & Services - 4.4%
Aetna Inc.	13,600	414,936
AmerisourceBergen Corp.	9,800	334,376
Cardinal Health Inc.	8,900	340,959
CIGNA Corp.	9,000	329,940
Community Health Systems Inc.	2,900	108,373	*

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Coventry Health Care Inc.	4,700	$124,080	*
Health Net Inc.	3,000	81,870	*
Humana Inc.	5,600	306,544	*
Kinetic Concepts Inc.	2,400	100,512	*
Laboratory Corporation of America Holdings	3,700	325,304	*
Lincare Holdings, Inc.	1,600	42,928
McKesson Corp.	13,300	936,054
Mednax Inc.	600	40,374	*
Patterson Cos. Inc.	3,000	91,890
UnitedHealth Group Inc.	37,900	1,368,569
Universal Health Services Inc., Class B Shares	3,000	130,260
WellPoint Inc.	19,000	1,080,340	*

Total Health Care Providers & Services		6,157,309

Pharmaceuticals - 4.9%
Abbott Laboratories	28,200	1,351,062
Bristol-Myers Squibb Co.	54,500	1,443,160
Eli Lilly & Co.	25,200	883,008
Endo Pharmaceuticals Holdings Inc.	5,200	185,692	*
Forest Laboratories Inc.	14,400	460,512	*
Johnson & Johnson	38,300	2,368,855
Warner Chilcott PLC, Class A Shares	5,400	121,824

Total Pharmaceuticals		6,814,113

TOTAL HEALTH CARE		16,610,435

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.7%
General Dynamics Corp.	12,600	894,096
Honeywell International Inc.	14,900	792,084
Northrop Grumman Corp.	9,600	621,888
Spirit AeroSystems Holdings Inc.	4,300	89,483	*

Total Aerospace & Defense		2,397,551

Airlines - 0.3%
Delta Air Lines Inc.	16,900	212,940	*
Southwest Airlines Co.	21,500	279,070

Total Airlines		492,010

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	2,300	97,382
Pitney Bowes Inc.	4,400	106,392

Total Commercial Services & Supplies		203,774

Construction & Engineering - 0.1%
KBR Inc.	3,800	115,786

Electrical Equipment - 0.1%
Hubbell Inc., Class B Shares	2,200	132,286

Industrial Conglomerates - 7.2%
3M Co.	15,300	1,320,390
General Electric Co.	343,800	6,288,102
United Technologies Corp.	30,700	2,416,704

Total Industrial Conglomerates		10,025,196

Machinery - 0.6%
AGCO Corp.	2,900	146,914	*
Flowserve Corp.	1,800	214,596
ITT Industries Inc.	5,600	291,816
SPX Corp.	2,100	150,129
Terex Corp.	2,300	71,392	*

Total Machinery		874,847

Professional Services - 0.1%
Dun & Bradstreet Corp.	1,100	90,299

TOTAL INDUSTRIALS		14,331,749

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.1%
Harris Corp.	3,900	176,670

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Computers & Peripherals - 0.1%
Lexmark International Inc., Class A Shares	1,700	$59,194	*

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics Inc.	5,300	181,525	*
Avnet Inc.	6,900	227,907	*
Corning Inc.	50,300	971,796
Ingram Micro Inc., Class A Shares	6,300	120,267	*
Molex Inc.	3,500	79,520

Total Electronic Equipment, Instruments & Components		1,581,015

Internet Software & Services - 0.1%
IAC/InterActiveCorp	6,400	183,680	*

IT Services - 3.3%
Alliance Data Systems Corp.	1,300	92,339	*
Fiserv Inc.	3,700	216,672	*
International Business Machines Corp.	26,700	3,918,492
Total System Services Inc.	8,000	123,040
Western Union Co.	14,500	269,265

Total IT Services		4,619,808

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials Inc.	28,500	400,425
Intel Corp.	119,700	2,517,291
Lam Research Corp.	2,600	134,628	*
Novellus Systems Inc.	1,900	61,408	*
Texas Instruments Inc.	28,900	939,250
Xilinx Inc.	5,600	162,288

Total Semiconductors & Semiconductor Equipment		4,215,290

Software - 2.2%
Activision Blizzard Inc.	25,900	322,196
Broadridge Financial Solutions Inc.	6,300	138,159
CA Inc.	24,400	596,336
Microsoft Corp.	69,000	1,926,480

Total Software		2,983,171

TOTAL INFORMATION TECHNOLOGY		13,818,828

MATERIALS - 2.6%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	19,600	977,648
Eastman Chemical Co.	1,800	151,344
FMC Corp.	4,100	327,549
Huntsman Corp.	5,900	92,099
International Flavors & Fragrances Inc.	2,400	133,416
Lubrizol Corp.	2,000	213,760
RPM International Inc.	5,800	128,180
Scotts Miracle-Gro Co., Class A Shares	1,400	71,078
Valspar Corp.	3,000	103,440

Total Chemicals		2,198,514

Containers & Packaging - 0.6%
Ball Corp.	4,500	306,225
Crown Holdings Inc.	4,600	153,548	*
Greif Inc., Class A Shares	1,400	86,660
Sealed Air Corp.	7,200	183,240
Sonoco Products Co.	2,900	97,643

Total Containers & Packaging		827,316

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	2,300	117,530

Paper & Forest Products - 0.4%
Domtar Corp.	1,200	91,104
International Paper Co.	9,400	256,056
MeadWestvaco Corp.	7,800	204,048

Total Paper & Forest Products		551,208

TOTAL MATERIALS		3,694,568

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.7%
AT&T Inc.	179,100	$5,261,958

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems Inc.	3,100	113,305

TOTAL TELECOMMUNICATION SERVICES		5,375,263

UTILITIES - 5.1%
Electric Utilities - 2.0%
Allegheny Energy Inc.	3,600	87,264
American Electric Power Co. Inc.	10,300	370,594
DPL Inc.	3,500	89,985
Duke Energy Corp.	37,300	664,313
Edison International	13,700	528,820
Great Plains Energy Inc.	3,200	62,048
NextEra Energy Inc.	8,900	462,711
NV Energy Inc.	10,700	150,335
Pepco Holdings Inc.	5,300	96,725
Progress Energy Inc.	4,200	182,616
Westar Energy Inc.	3,700	93,092

Total Electric Utilities		2,788,503

Gas Utilities - 0.4%
Atmos Energy Corp.	3,000	93,600
Energen Corp.	3,100	149,606
ONEOK Inc.	4,700	260,709
UGI Corp.	2,600	82,108

Total Gas Utilities		586,023

Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.	9,500	126,730	*

Multi-Utilities - 2.5%
Alliant Energy Corp.	3,100	113,987
Consolidated Edison Inc.	7,700	381,689
Dominion Resources Inc.	14,300	610,896
DTE Energy Co.	7,000	317,240
Integrys Energy Group Inc.	2,300	111,573
MDU Resources Group Inc.	4,000	81,080
OGE Energy Corp.	3,200	145,728
PG&E Corp.	6,600	315,744
Public Service Enterprise Group Inc.	12,300	391,263
SCANA Corp.	3,000	121,800
Sempra Energy	5,200	272,896
TECO Energy Inc.	6,500	115,700
Wisconsin Energy Corp.	2,500	147,150
Xcel Energy Inc.	14,700	346,185

Total Multi-Utilities		3,472,931

Water Utilities - 0.1%
American Water Works Co. Inc.	4,200	106,218

TOTAL UTILITIES		7,080,405

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $122,716,997)		137,429,674

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Goldman Sachs & Co. repurchase agreement dated 12/31/10; Proceeds at maturity - $2,449,707; (Fully collateralized by U.S. government agency obligations, 0.180% due 11/9/11; Market value- $2,503,844) (Cost - $2,449,680)	0.130%	1/3/11	2,449,680	2,449,680

TOTAL INVESTMENTS - 100.0% (Cost - $125,166,677#)				139,879,354
Other Assets in Excess of Liabilities - 0.0%				33,099

TOTAL NET ASSETS - 100.0%				$139,912,453

*	Non-income producing security.

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$137,429,674	—	—	$137,429,674

Short-term investments†	—	$2,449,680	—	2,449,680

Total investments	$137,429,674	$2,449,680	—	$139,879,354

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all

Notes to schedule of investments (unaudited) (continued)

times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,075,788
Gross unrealized depreciation	(363,111)

Net unrealized appreciation	$14,712,677

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date: February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 24, 2011